Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases
12.	Leases:

The Company leases offices in Canada, China and Colombia, with terms expiring within one to two years. The Company also leases trucks and telecommunication equipment in Colombia.

The Company incurred total operating lease expenses of $764,000, $734,000 and $431,000 during the years ended December 31, 2021, 2020 and 2019, respectively. Cash expenditures related to operating leases were $781,000, $714,000 and $431,000 during the years ended December 31, 2021, 2020 and 2019, respectively. As at December 31, 2021 and 2020, the weighted-average remaining lease term is 0.9 years and 1.2 years, respectively. The weighted average discount rate used to determine the operating lease liabilities was approximately 9%.

At December 31, 2021, future minimum lease payments associated with the Company’s operating lease liabilities are $374,000 in 2022 and $57,000 in 2023.